Related Parties Transactions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
BioFirst Corporation (the "BioFirst") [Member]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of Yuangene	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the "BioFirst (Australia)") [Member]
Relationship with the Company and its subsidiaries, description	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Lion Arts Promotion Inc. (the "LION") [Member]
Relationship with the Company and its subsidiaries, description	Controlling shareholder of BioLite Inc.
LionGene Corporation (the "LionGene") [Member]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the "Rgene") [Member]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of Yuangene	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
Yuangene Corporation (the "Yuangene") [Member]
Relationship with the Company and its subsidiaries, description	Controlling beneficiary shareholder of the Company	Controlling beneficiary shareholder of the Company
AsianGene Corporation (the "AsianGene") [Member]
Relationship with the Company and its subsidiaries, description	Shareholder; entity controlled by controlling beneficiary shareholder of Yuangene
Keypoint Technology Ltd. (the "Keypoint') [Member]
Relationship with the Company and its subsidiaries, description	The Chairman of Keypoint is Eugene Jiang's mother.	The Chairman of Keypoint is Eugene Jiang’s mother.
Yoshinobu Odaira (the "Odaira") [Member]
Relationship with the Company and its subsidiaries, description	Director of the Company	Director of the Company
GenePharm Inc. (the "GenePharm") [Member]
Relationship with the Company and its subsidiaries, description	Mr. George Lee, the Director and Chairman of Biokey, is the Chairman of Genepharm.
Mr. Tsung-Shann Jiang, Ms. Shu-Ling Jiang and Mr. Eugene Jiang (the "Jiangs")
Relationship with the Company and its subsidiaries, description	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the chairman and CEO of the BioLite Inc. and the President and a member of board of directors of BioFirst,
BioLite, Inc., [Member]
Relationship with the Company and its subsidiaries, description		Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
Eugene Jiang [Member]
Relationship with the Company and its subsidiaries, description		Former President and Chairman
Euro-Asia Investment & Finance Corp Ltd. (the "Euro-Asia") [Member]
Relationship with the Company and its subsidiaries, description		Shareholder of the Company
Kimho Consultants Co., Ltd. (the "Kimho") [Member]
Relationship with the Company and its subsidiaries, description		Shareholder of the Company
BioKey Inc[Member]
Relationship with the Company and its subsidiaries, description		One of wholly-owned subsidiaries of ABVC upon closing of the Mergers on February 8, 2019